Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Supplement [Text Block]	nit11_SupplementTextBlock
NUVEEN NWQ MULTI-CAP VALUE FUND
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

The following changes apply to Nuveen NWQ Multi-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund (each referred to as the “Fund”):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen NWQ Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit11_SupplementTextBlock
NUVEEN NWQ MULTI-CAP VALUE FUND
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

The following changes apply to Nuveen NWQ Multi-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund (each referred to as the “Fund”):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen Tradewinds Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit11_SupplementTextBlock
NUVEEN NWQ MULTI-CAP VALUE FUND
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

The following changes apply to Nuveen NWQ Multi-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund (each referred to as the “Fund”):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.